July 26, 2016

VIA ELECTRONIC FILING

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BlackRock Cash Funds: Institutional and BlackRock Cash Funds: Prime (each a
“Fund” and collectively, the “Funds”), each a series of BlackRock Funds III,
Post-Effective Amendment No. 233 to Registration Statement on Form N-1A
(File Nos. 33-54126, 811-07332)

Ladies and Gentlemen:

On behalf of BlackRock Funds III (the “Trust”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is Post-Effective Amendment No. 233 to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). The Registration Statement is being filed to reflect changes necessary for each of BlackRock Cash Funds: Institutional and BlackRock Cash Funds: Prime, each a non-retail, non-government money market fund under Rule 2a-7 under the Investment Company Act (1) to adopt a floating rate net asset value, (2) to disclose potential implementation of liquidity fees and redemption gates, and (3) to make conforming changes to reflect revisions to certain defined terms in Rule 2a-7. These changes will become effective for the Funds on October 11, 2016.

We would be pleased to provide you with any additional information you may require or with copies of the materials referred to above. We would appreciate any comments the Commission staff may have as soon as possible.

Please direct any communications relating to this filing to Douglas E. McCormack at (212) 839-5511.

Very truly yours,

/s/ Douglas E. McCormack

Douglas E. McCormack

Enclosures

cc:	John A. MacKinnon
Benjamin Archibald
Tricia Meyer